S000008484 [Member] Investment Objectives and Goals - The Fairholme Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	THE FAIRHOLME FUND (“The Fairholme Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fairholme Fund’s investment objective is long-term growth of capital.